Share of Profit/Loss of Investments Accounted for Using the Equity Method - Summary of Analysis of Share of Profit/Loss from Investments Accounted for Using Equity Method (Detail) - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of share of profit loss of associates and joint ventures [line items]
Share of profit/loss from investments accounted for using equity method	€ 499	€ 85	€ 136
Regeneron [member]
Disclosure of share of profit loss of associates and joint ventures [line items]
Share of profit/loss from investments accounted for using equity method	484	82	128
BMS co- promotion [member]
Disclosure of share of profit loss of associates and joint ventures [line items]
Share of profit/loss from investments accounted for using equity method	12	13	16
Other investments accounted for using the equity method [member]
Disclosure of share of profit loss of associates and joint ventures [line items]
Share of profit/loss from investments accounted for using equity method	€ 3	€ (10)	€ (8)